Debt Instruments - Financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	573,046	355,333
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	11,453	11,257
Transfers out of Level 2 into Level 1	0
Financial assets at amortized cost category | Debt instruments. | Unquoted
Financial assets
Financial assets	3,668	3,471
Financial assets at amortized cost category | Debt instruments. | Quoted
Financial assets
Financial assets	7,785	7,786
Financial assets at amortized cost category | Special CETES
Financial assets
Financial assets	3,668	3,471
Financial assets at amortized cost category | Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial assets
Financial assets	$ 7,785	$ 7,786